Bonds and securities at amortized cost (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Securities:
Brazilian government securities		R$ 100,390,248	R$ 90,337,827
Corporate debt securities		78,125,396	56,585,832
Balance on	[1]	178,515,644	146,923,659
Amortized cost
Securities:
Brazilian government securities		89,114,107	82,661,682
Corporate debt securities		77,804,253	57,943,056
Balance on	[1]	166,918,360	140,604,738
Gross unrealized gains
Securities:
Brazilian government securities	[2]	11,814,621	7,677,826
Corporate debt securities	[2]	970,671	598,676
Balance on	[1],[2]	12,785,292	8,276,502
Gross unrealized losses
Securities:
Brazilian government securities	[2]	(538,480)	(1,681)
Corporate debt securities	[2]	(649,528)	(1,955,900)
Balance on	[1],[2]	R$ (1,188,008)	R$ (1,957,581)

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;
[2]	Unrealized gains and losses on amortized costs assets have not been recognized in comprehensive income.